SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total of Accounts payable	$ 17,532	$ 2,547,805
SMS Service [Member]
Total of Accounts payable	15,070	2,232,661
Suppliers [Member]
Total of Accounts payable	$ 2,462	$ 315,144